Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of Other Comprehensive Income [Abstract]
Unrealized holding gains (losses) on securities designated as available for sale	$ (1)	$ 6
Reclassification adjustment for gains included in net income, net of tax benefits	$ 0	$ 22